Mineral properties, plant and equipment	12 Months Ended
Dec. 31, 2017
Mineral properties, plant and equipment
11. Mineral properties, plant and equipment (continued)
The Company’s properties are located in Serbia, Eritrea and Macedonia. The principal property in Serbia is the Brestovac – Metovnica exploration license which hosts the Timok Project. The Company also holds as part of the Timok Project three additional exploration licenses. The Company holds eight additional exploration licenses in the Bor region of Serbia that form the Tilva Joint Venture with Rio Tinto Mining and Exploration Ltd. (“Rio Tinto”). All exploration expenditures on these eight exploration licenses are funded by Rio Tinto. The Company also holds seven additional 100%-owned exploration licenses in Serbia.
The properties in Eritrea consist of two mining licenses, Bisha and Harena, and two exploration licenses, Tabakin and New Mogoraib. All properties are subject to a mining agreement with the Government of Eritrea. The Bisha mining license was granted in 2008 for an initial period of 20 years and the Harena mining license was granted in 2012 for 10 years. Both licenses can be extended if required. The Tabakin exploration license was granted in 2016 for 10 years before land relinquishment requirements begin. The New Mogoraib license, also granted in 2016, is valid for three years with no relinquishments, followed by two one-year renewals with a 25% annual area reduction after year three.
Properties in Macedonia include two exploration permits and the East and Southeast prospecting licenses.
Costs classified as mineral properties represent historic acquisition, exploration, evaluation and development costs at Bisha and Harena, incurred subsequent to the declaration of the initial reserves on those exploration licenses. Construction-in-progress at December 31, 2017, represents costs associated with the Bisha tailings facility expansion.
As a result of the shorter Bisha Mine life announced during 2017, the unit rate of depreciation for assets depreciated using the units of production method increased, effective July 1, 2017. Additionally, the Company conducted an analysis of the declining balance amortization rates used on its other fixed assets in order to ensure sufficient amortization is taken through to the end of the mine life. The analysis resulted in a decision to increase these rates effective July 1, 2017. As a result of these two changes, the Company expects that depreciation and amortization will be higher each period for the remainder of the mine life. As a result of these changes, during the year ended December 31, 2017, before changes in inventory, the Company recorded estimated incremental depreciation and amortization of $17,549.
Year ended December 31, 2017	Exploration and evaluation	Construction- in-progress	Mineral properties	Plant and equipment	Total
Cost
December 31, 2016 (Restated – note 27)	$547,331	$308	$33,865	$535,970	$1,117,474
Additions	1,029	8,002	2,575	19,831	31,437
Change to reclamation obligation	-	-	-	(8,677)	(8,677)
Transfers to inventory	-	-	-	(5,296)	(5,296)
Impairment charge (note 6)	-	-	-	(28,414)	(28,414)
December 31, 2017	548,360	8,310	36,440	513,414	1,106,524
Accumulated depreciation
December 31, 2016 (Restated – note 27)	-	-	17,079	205,425	222,504
Charge for the year	-	-	3,063	57,099	60,162
Impairment charge (note 6)	-	-	-	(18,703)	(18,703)
December 31, 2017	-	-	20,142	243,821	263,963
Net book value December 31, 2017	$548,360	$8,310	$16,298	$269,593	$842,561

Year ended December 31, 2016 (Restated – note 27)	Exploration and evaluation	Construction- in-progress	Mineral properties	Plant and equipment	Total
Cost
December 31, 2015	$5,200	$64,906	$29,484	$431,863	$531,453
Acquisition of Reservoir Minerals Inc.	504,501	-	-	1,866	506,367
Mineral property acquisition	37,630	-	-	-	37,630
Additions	-	13,548	4,381	7,236	25,165
Pre-commercial production costs capitalized, net of sales receipts	-	21,670	-	-	21,670
Disposals	-	-	-	(2,494)	(2,494)
Transfers	-	(99,816)	-	99,816	-
Transfers to inventory	-	-	-	(2,317)	(2,317)
December 31, 2016	547,331	308	33,865	535,970	1,117,474
Accumulated depreciation
December 31, 2015	-	-	14,641	158,819	173,460
Charge for the year	-	-	2,438	48,329	50,767
Disposals	-	-	-	(1,723)	(1,723)
December 31, 2016	-	-	17,079	205,425	222,504
Net book value December 31, 2016	$547,331	$308	$16,786	$330,545	$894,970

For the year ended December 31, 2016, the Company capitalized $21,072 of net testing costs directly attributable to bringing the Bisha zinc phase expansion plant to the condition necessary for it to be capable of operating in the manner intended by management. The $21,670 of capitalized costs consists of directly attributable commissioning costs of $41,205, depreciation and amortization of $13,443, and royalties of $1,335, net of sales receipts of $34,313. No such transactions occurred in 2017.
Additions to and transfers from construction-in-progress for the years ended December 31, 2017 and 2016 are comprised as follows:
			2017		2016
Opening balance of Construction-in-progress				$308	$64,906
Additions
Tailings dam				8,002	308
Zinc phase construction				-	13,240
Pre-commercial production costs capitalized, net of sales receipts (as restated)				-	21,670
Balance before transfers				8,310	100,124
Zinc phase assets transferred to plant and equipment (as restated)				-	(99,816)
Closing balance of Construction-in-progress				$8,310	$308

As at December 31, 2017, plant and equipment includes assets under finance lease arrangements with a net book value of $1,355 (2016 - $2,764). As at December 31, 2017, the Company had commitments to purchase property, plant and equipment of $1,782.